CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Income and Comprehensive Income
Income (loss) for the year	$ (13,820)	$ 62,118
Other comprehensive income (loss)
Change in fair value of strategic investments		(49)
Currency translation adjustment	(533)	1,209
Comprehensive income (loss) for the year	$ (14,353)	$ 63,278